American Century Investments®
Quarterly Portfolio Holdings
VP Inflation Protection Fund
March 31, 2023

VP Inflation Protection - Schedule of Investments
MARCH 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 54.6%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	17,532,237	17,789,986
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	6,654,525	6,900,330
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	11,222,846	11,487,203
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	4,063,456	4,537,887
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	4,147,001	4,442,162
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	843,045	997,801
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	13,888,497	12,144,255
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	18,980,525	16,044,781
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	13,740,298	13,326,344
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	15,251,160	13,007,514
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	10,736,265	9,614,933
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	7,004,927	6,073,239
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	1,213,650	1,082,498
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	237,868	211,887
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	10,220,710	7,426,239
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	8,793,905	6,101,027
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/52	13,481,754	9,377,495
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	21,160,272	20,692,326
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26	17,403,453	16,705,084
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	9,364,200	9,022,444
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/26(1)	9,857,070	9,467,516
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	1,238,960	1,194,446
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	16,429,690	15,654,681
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	11,194,659	10,817,916
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	18,866,971	18,215,686
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	5,926,300	5,825,168
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	959,408	909,547
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	18,146,388	16,921,001
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	6,770,224	6,303,367
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	20,579,272	19,032,804
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/31	12,282,930	11,320,730
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32	26,365,053	24,100,931
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/32	17,047,493	16,296,650
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/33	3,516,520	3,510,560
TOTAL U.S. TREASURY SECURITIES (Cost $380,931,393)		346,556,438
U.S. GOVERNMENT AGENCY SECURITIES — 8.6%
FHLMC, 6.25%, 7/15/32	15,050,000	17,953,421
FNMA, 6.625%, 11/15/30	27,000,000	32,008,395
Tennessee Valley Authority, 3.875%, 3/15/28	2,535,000	2,536,815
Tennessee Valley Authority, Series B, 4.70%, 7/15/33	2,058,000	2,150,124
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $55,912,066)		54,648,755
CORPORATE BONDS — 7.8%
Automobiles — 0.9%
Honda Motor Co. Ltd., 2.27%, 3/10/25	2,340,000	2,237,705
Toyota Motor Credit Corp., 2.50%, 3/22/24	3,299,000	3,219,924
		5,457,629
Banks — 3.5%
Bank of America Corp., VRN, 3.46%, 3/15/25	3,355,000	3,285,675

Bank of America Corp., VRN, 1.73%, 7/22/27	760,000	682,123
Bank of America Corp., VRN, 2.88%, 10/22/30	777,000	676,493
Citigroup, Inc., VRN, 4.04%, 6/1/24	2,650,000	2,641,212
Citigroup, Inc., VRN, 3.07%, 2/24/28	190,000	176,833
Citigroup, Inc., VRN, 3.52%, 10/27/28	446,000	417,245
Discover Bank, VRN, 4.68%, 8/9/28	2,545,000	2,329,741
DNB Bank ASA, VRN, 2.97%, 3/28/25(2)	1,535,000	1,498,602
HSBC Holdings PLC, 3.60%, 5/25/23	1,885,000	1,875,200
HSBC Holdings PLC, VRN, 0.73%, 8/17/24	990,000	969,664
HSBC Holdings PLC, VRN, 1.16%, 11/22/24	1,917,000	1,860,806
JPMorgan Chase & Co., VRN, 1.56%, 12/10/25	823,000	772,375
JPMorgan Chase & Co., VRN, 5.55%, 12/15/25	1,367,000	1,377,102
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	558,000	501,770
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28	577,000	535,345
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	1,762,000	1,530,132
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	1,097,000	938,454
Wells Fargo & Co., VRN, 4.54%, 8/15/26	455,000	447,035
		22,515,807
Broadline Retail — 0.1%
Amazon.com, Inc., 4.60%, 12/1/25	840,000	847,279
Capital Markets — 0.7%
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	1,727,000	1,672,085
Goldman Sachs Group, Inc., VRN, 1.43%, 3/9/27	535,000	479,228
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	182,000	171,117
Morgan Stanley, VRN, 0.79%, 5/30/25	755,000	715,016
UBS Group AG, VRN, 1.49%, 8/10/27(2)	1,343,000	1,157,888
		4,195,334
Consumer Finance — 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/24	176,000	164,755
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	1,008,000	1,016,111
BOC Aviation USA Corp., 1.625%, 4/29/24(2)	1,072,000	1,028,730
		2,209,596
Ground Transportation†
DAE Funding LLC, 1.55%, 8/1/24(2)	229,000	215,497
Health Care Providers and Services — 0.3%
Roche Holdings, Inc., 2.31%, 3/10/27(2)	1,930,000	1,797,973
Life Sciences Tools and Services — 0.6%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24	3,930,000	3,731,655
Machinery — 0.5%
Caterpillar Financial Services Corp., 3.65%, 8/12/25	3,160,000	3,104,415
Multi-Utilities — 0.1%
Sempra Energy, 3.30%, 4/1/25	767,000	742,810
Oil, Gas and Consumable Fuels — 0.6%
Exxon Mobil Corp., 2.71%, 3/6/25	3,770,000	3,662,158
Pharmaceuticals — 0.2%
AbbVie, Inc., 2.95%, 11/21/26	1,200,000	1,142,558
TOTAL CORPORATE BONDS (Cost $50,995,045)		49,622,711
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.7%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 6.7%
FHLMC, 2.50%, 10/1/51	3,173,977	2,742,062
FHLMC, 3.50%, 8/1/52	2,987,632	2,779,084
FHLMC, 4.50%, 10/1/52	2,832,882	2,778,106
FNMA, 2.50%, 1/1/52	12,275,827	10,641,149
FNMA, 4.00%, 9/1/52	15,009,248	14,375,281

FNMA, 5.50%, 1/1/53	6,217,771	6,286,119
GNMA, 5.50%, 12/20/52	2,750,091	2,785,077
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $42,898,335)		42,386,878
COLLATERALIZED LOAN OBLIGATIONS — 4.9%
Ares XXXIX CLO Ltd., Series 2016-39A, Class BR2, VRN, 6.39%, (3-month LIBOR plus 1.60%), 4/18/31(2)	3,500,000	3,400,164
BDS Ltd., Series 2020-FL6, Class C, VRN, 6.92%, (30-day average SOFR plus 2.36%), 9/15/35(2)	1,206,925	1,155,839
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 5.83%, (3-month LIBOR plus 1.02%), 4/20/31(2)	1,750,000	1,730,618
BXMT Ltd., Series 2020-FL2, Class B, VRN, 6.26%, (1-month SOFR plus 1.51%), 2/15/38(2)	2,400,000	2,179,108
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 7.42%, (3-month LIBOR plus 2.60%), 4/22/32(2)	1,700,000	1,626,444
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(2)	3,000,000	2,477,013
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 5.93%, (3-month LIBOR plus 1.12%), 7/20/31(2)	1,700,000	1,682,696
KKR CLO Ltd., Series 2022A, Class A, VRN, 5.96%, (3-month LIBOR plus 1.15%), 7/20/31(2)	2,250,000	2,223,469
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 7.24%, (3-month SOFR plus 2.60%), 7/20/31(2)	2,200,000	2,148,980
Magnetite XXIX Ltd., Series 2021-29A, Class B, VRN, 6.19%, (3-month LIBOR plus 1.40%), 1/15/34(2)	2,600,000	2,537,585
Marathon CLO Ltd., Series 2021-17A, Class B2, 4.03%, 1/20/35(2)	3,000,000	2,260,952
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.21%, (1-month LIBOR plus 1.45%), 10/16/36(2)	812,000	776,351
Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, VRN, 5.92%, (3-month LIBOR plus 1.13%), 1/17/31(2)	1,250,000	1,241,382
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 6.61%, (3-month LIBOR plus 1.80%), 1/20/32(2)	1,800,000	1,737,034
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.05%, (1-month SOFR plus 2.30%), 6/17/37(2)	2,000,000	1,989,584
Wellfleet CLO Ltd., Series 2022-1A, Class B2, 4.78%, 4/15/34(2)	2,000,000	1,803,279
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $33,127,892)		30,970,498
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.8%
Private Sponsor Collateralized Mortgage Obligations — 4.6%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	17,726	16,127
Agate Bay Mortgage Trust, Series 2015-7, Class A3, VRN, 3.50%, 10/25/45(2)	165,893	150,450
Agate Bay Mortgage Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(2)	189,988	177,375
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(2)	307,305	295,369
Angel Oak Mortgage Trust, Series 2019-6, Class A3, SEQ, VRN, 2.93%, 11/25/59(2)	334,472	322,307
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3, SEQ, VRN, 3.30%, 7/26/49(2)	14,329	14,276
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(2)	498,977	409,843
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(2)	407,060	334,110
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 6.80%, (1-month LIBOR plus 1.95%), 7/25/29(2)	2,975,880	2,966,220
Bellemeade Re Ltd., Series 2021-2A, Class M1C, VRN, 6.41%, (30-day average SOFR plus 1.85%), 6/25/31(2)	3,200,000	3,106,515
Bellemeade Re Ltd., Series 2021-3A, Class M1A, VRN, 5.56%, (30-day average SOFR plus 1.00%), 9/25/31(2)	1,747,250	1,733,873
Cendant Mortgage Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	96,489	93,221
CHNGE Mortgage Trust, Series 2022-3, Class A1, SEQ, VRN, 5.00%, 5/25/67(2)	909,036	885,545
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	220,819	201,633
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3, SEQ, VRN, 1.54%, 2/25/66(2)	449,873	375,230
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3, SEQ, 2.86%, 5/25/65(2)	2,225,000	2,143,720
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.78%, 10/25/29(2)	606,943	574,171
JP Morgan Mortgage Trust, Series 2016-1, Class A7, SEQ, VRN, 3.50%, 5/25/46(2)	1,236,408	1,119,664
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.45%, 1/25/47(2)	581,446	532,913
Sequoia Mortgage Trust, Series 2017-7, Class A7, SEQ, VRN, 3.50%, 10/25/47(2)	828,208	754,628
Sequoia Mortgage Trust, Series 2019-4, Class A7, SEQ, VRN, 3.50%, 11/25/49(2)	3,816,270	3,403,787
SG Residential Mortgage Trust, Series 2021-1, Class A3, SEQ, VRN, 1.56%, 7/25/61(2)	1,211,169	965,503
STAR Trust, Series 2021-1, Class A1, SEQ, VRN, 1.22%, 5/25/65(2)	1,290,616	1,116,647
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(2)	3,765,000	3,330,264
Verus Securitization Trust, Series 2020-1, Class A3, SEQ, 2.72%, 1/25/60(2)	1,335,910	1,263,887
Verus Securitization Trust, Series 2021-1, Class A3, VRN, 1.16%, 1/25/66(2)	1,145,424	938,449
Verus Securitization Trust, Series 2021-5, Class A3, VRN, 1.37%, 9/25/66(2)	1,474,257	1,161,815
Vista Point Securitization Trust, Series 2020-2, Class A3, VRN, 2.50%, 4/25/65(2)	509,422	450,803
		28,838,345

U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FNMA, Series 2014-C02, Class 2M2, VRN, 7.45%, (1-month LIBOR plus 2.60%), 5/25/24		399,663	402,794
FNMA, Series 2022-R03, Class 1M1, VRN, 6.66%, (30-day average SOFR plus 2.10%), 3/25/42(2)		957,280	955,952
			1,358,746
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,183,710)			30,197,091
ASSET-BACKED SECURITIES — 3.2%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(2)		3,600,000	3,120,714
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(2)		1,157,330	1,005,431
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, SEQ, 2.94%, 5/25/29(2)		204,230	198,289
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(2)	CAD	2,950,000	2,021,476
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)		1,500,000	1,348,316
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(2)		988,558	845,289
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(2)		646,661	547,413
Hilton Grand Vacations Trust, Series 2017-AA, Class A, SEQ, 2.66%, 12/26/28(2)		525,868	521,002
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(2)		970,817	912,517
Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 4/17/38(2)		1,500,000	1,304,021
Progress Residential Trust, Series 2021-SFR2, Class C, 2.00%, 4/19/38(2)		3,675,000	3,252,685
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(2)		800,000	679,893
ServiceMaster Funding LLC, Series 2020-1, Class A2I, SEQ, 2.84%, 1/30/51(2)		1,837,500	1,549,214
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(2)		1,180,495	1,119,672
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.34%, 11/20/37(2)		1,949,657	1,803,754
TOTAL ASSET-BACKED SECURITIES (Cost $22,901,692)			20,229,686
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 6.68%, (1-month LIBOR plus 2.00%), 9/15/36(2)		1,900,000	1,777,366
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 7.08%, (1-month LIBOR plus 2.40%), 9/15/36(2)		2,200,000	2,030,906
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class B, VRN, 5.91%, (1-month LIBOR plus 1.23%), 5/15/36(2)		1,371,588	1,350,006
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, VRN, 6.28%, (1-month LIBOR plus 1.60%), 5/15/36(2)		3,297,796	3,225,795
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 7.54%, (1-month LIBOR plus 2.85%), 7/15/38(2)		2,540,052	2,407,769
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(2)		3,055,000	2,764,775
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,360,713)			13,556,617
MUNICIPAL SECURITIES — 0.1%
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34 (Cost $1,125,813)		1,120,000	936,578
SHORT-TERM INVESTMENTS — 6.2%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class		7,971	7,971
Repurchase Agreements — 6.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 8/15/40 - 5/15/49, valued at $10,427,760), in a joint trading account at 4.67%, dated 3/31/23, due 4/3/23 (Delivery value $10,061,822)			10,057,908
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 3/31/28, valued at $29,674,931), at 4.81%, dated 3/31/23, due 4/3/23 (Delivery value $29,104,661)			29,093,000
			39,150,908
TOTAL SHORT-TERM INVESTMENTS (Cost $39,158,879)			39,158,879
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $674,595,538)			628,264,131
OTHER ASSETS AND LIABILITIES — 1.0%			6,184,762
TOTAL NET ASSETS — 100.0%			$634,448,893

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,006,926	CAD	2,746,719	UBS AG	6/15/23	$(27,792)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	280	June 2023	$57,806,875	$657,062
U.S. Treasury 5-Year Notes	152	June 2023	16,645,188	388,094
U.S. Treasury Ultra Bonds	18	June 2023	2,540,250	107,481
			$76,992,313	$1,152,637
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$14,150,000	$275	$81,317	$81,592
CPURNSA	Receive	2.88%	12/2/23	$10,000,000	345	54,541	54,886
CPURNSA	Receive	1.78%	6/6/24	$19,000,000	(654)	2,296,990	2,296,336
CPURNSA	Receive	1.71%	6/20/24	$12,600,000	(601)	1,548,667	1,548,066
CPURNSA	Receive	1.86%	7/30/24	$12,500,000	(601)	1,434,328	1,433,727
CPURNSA	Receive	1.86%	8/1/24	$13,600,000	(610)	1,561,904	1,561,294
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	525	648,663	649,188
CPURNSA	Receive	2.24%	1/12/26	$9,000,000	555	960,496	961,051
CPURNSA	Receive	2.70%	8/27/26	$15,000,000	591	905,449	906,040
CPURNSA	Receive	2.15%	11/20/27	$5,000,000	(554)	594,817	594,263
CPURNSA	Receive	2.31%	3/28/28	$11,500,000	(624)	1,142,577	1,141,953
CPURNSA	Receive	1.80%	10/21/29	$6,100,000	(566)	958,307	957,741
CPURNSA	Receive	1.88%	11/21/29	$1,000,000	(516)	150,328	149,812
CPURNSA	Receive	1.87%	11/25/29	$5,000,000	(554)	755,037	754,483
CPURNSA	Receive	2.44%	2/2/30	$10,500,000	572	132,890	133,462
CPURNSA	Receive	1.29%	5/19/30	$3,000,000	532	621,636	622,168
CPURNSA	Receive	1.63%	6/25/30	$8,000,000	586	1,506,691	1,507,277
CPURNSA	Receive	2.50%	9/3/31	$10,000,000	608	739,046	739,654
CPURNSA	Receive	2.62%	3/2/33	$3,200,000	530	2,760	3,290
					$(161)	$16,096,444	$16,096,283

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.(3)	CPURNSA	Receive	2.53%	8/19/24	$4,000,000	$105,545
Bank of America N.A.(3)	CPURNSA	Receive	1.79%	8/27/25	$3,000,000	405,729
Bank of America N.A.(3)	CPURNSA	Receive	2.24%	4/11/27	$7,000,000	712,150
Bank of America N.A.(3)	CPURNSA	Receive	2.22%	4/13/27	$1,750,000	182,047
Bank of America N.A.(3)	CPURNSA	Receive	2.24%	4/28/27	$4,000,000	410,541
Barclays Bank PLC	CPURNSA	Receive	2.59%	7/23/24	$2,300,000	44,466
Barclays Bank PLC	CPURNSA	Receive	2.39%	9/19/24	$6,000,000	263,880
Barclays Bank PLC	CPURNSA	Receive	2.36%	9/29/24	$6,500,000	305,499
Barclays Bank PLC	CPURNSA	Receive	2.31%	9/30/24	$3,600,000	191,529
Barclays Bank PLC	CPURNSA	Receive	2.90%	12/21/27	$15,100,000	(1,869,825)
Barclays Bank PLC	CPURNSA	Receive	2.78%	7/2/44	$3,600,000	(284,127)
Goldman Sachs & Co.	CPURNSA	Receive	1.87%	5/23/26	$1,500,000	220,527
Goldman Sachs & Co.	CPURNSA	Receive	1.92%	5/31/26	$13,000,000	1,833,257
Goldman Sachs & Co.	CPURNSA	Receive	1.77%	6/16/26	$12,500,000	1,948,596
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$2,500,000	261,971
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$2,500,000	252,329
						$4,984,114
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $189,248,241.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $100,140,440, which represented 15.8% of total net assets.
(3)Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $2,024,544.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$346,556,438	—
U.S. Government Agency Securities	—	54,648,755	—
Corporate Bonds	—	49,622,711	—
U.S. Government Agency Mortgage-Backed Securities	—	42,386,878	—
Collateralized Loan Obligations	—	30,970,498	—
Collateralized Mortgage Obligations	—	30,197,091	—
Asset-Backed Securities	—	20,229,686	—
Commercial Mortgage-Backed Securities	—	13,556,617	—
Municipal Securities	—	936,578	—
Short-Term Investments	$7,971	39,150,908	—
	$7,971	$628,256,160	—
Other Financial Instruments
Futures Contracts	$1,152,637	—	—
Swap Agreements	—	$23,234,349	—
	$1,152,637	$23,234,349	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$2,153,952	—
Forward Foreign Currency Exchange Contracts	—	27,792	—
	—	$2,181,744	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.